Notes to the Consolidated Statements of Comprehensive Income	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Revenue
2.2	Notes to the Consolidated Statements of Comprehensive Income

(1)	Revenue
Set out below is the disaggregation of the Group’s revenue from contracts with customers:

($ in millions)	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019	Year ended Dec. 31, 2018
Type of goods or service
Chemistry revenue	1,114.0	1,065.5	1,066.5
Equipment revenue	120.3	122.3	146.3

Total revenue from contracts with customers	1,234.3	1,187.8	1,212.8

Geographical market
Asia	897.8	808.4	829.2
Europe	232.2	254.2	251.9
Americas	104.3	125.2	131.7

Total revenue from contracts with customers	1,234.3	1,187.8	1,212.8

Timing of revenue recognition
Recognized at a point in time	1,186.9	1,115.4	1,121.5
Recognized over time	47.4	72.4	91.3

Total revenue from contracts with customers	1,234.3	1,187.8	1,212.8

Regarding the geographical markets, the revenue mainly relates to the following countries: China (2020: $459.9 million, 2019: $416.9 million, 2018: $412.6 million), Taiwan (2020: $129.7 million, 2019: $114.5 million, 2018: $129.4 million) and Germany (2020: $106.7 million, 2019: $118.4 million, 2018: $106.6 million).